UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2002

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      4/16/2002
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   76

Form 13F Information Table Value Total:   $126,041


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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

                                              Lawson Kroeker Investment Management, Inc.
                                                             FORM 13F
                                                           March 31, 2002

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CONV D CNV              006848BG6       26    35000 PRN      SOLE                    35000
ADELPHIA COMMUNICATIONS CONV D CNV              006848BG9      922  1265000 PRN      SOLE                  1265000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9      373  1500000 PRN      SOLE                  1165000            335000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5      425  1650000 PRN      SOLE                  1250000            400000
STANDARD COMMERCIAL            CNV              853258AA9       47    50000 PRN      SOLE                    50000
ABBOTT LABS                    COM              002824100     5160    98105 SH       SOLE                    64405             33700
ADELPHIA COMMUNICATIONS        COM              006848105     1787   119945 SH       SOLE                    66245             53700
ADVANCE PCS, INC               COM              00790K109     1028    34165 SH       SOLE                    34165
ALBEMARLE CORP.                COM              012653101      344    12490 SH       SOLE                    12490
ALLMERICA FINANCIAL CORP       COM              019754100      802    17870 SH       SOLE                    17870
ALLTEL CORP                    COM              020039103      217     3907 SH       SOLE                     3907
AMERICAN INTERNATIONAL GROUP   COM              026874107      689     9546 SH       SOLE                     9546
ANADARKO PETROLEUM CORP        COM              032511107      381     6752 SH       SOLE                     6752
AVERY DENNISON CORP            COM              053611109     5864    96085 SH       SOLE                    65135             30950
BERKSHIRE HATHAWAY INC         COM              084670108      213        3 SH       SOLE                        3
BRISTOL MYERS SQUIBB CO        COM              110122108      865    21360 SH       SOLE                    20760               600
BURLINGTON RES INC             COM              122014103     3326    82960 SH       SOLE                    54360             28600
CARDINAL HEALTH, INC.          COM              14149Y108     5117    72182 SH       SOLE                    50607             21575
CASCADE FINANCIAL CORP         COM              147272108      135    13905 SH       SOLE                    13905
CERTEGY INC                    COM              156880106      430    10836 SH       SOLE                    10836
CHEVRONTEXACO CORP             COM              166764100     4595    50900 SH       SOLE                    31150             19750
CHICAGO BRIDGE & IRON          COM              167250109     3439   115730 SH       SOLE                    74805             40925
COCA COLA CO                   COM              191216100      376     7200 SH       SOLE                     7200
COLGATE PALMOLIVE CO           COM              194162103     4180    73140 SH       SOLE                    54640             18500
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3608    94339 SH       SOLE                    64720             29619
CONAGRA INC                    COM              205887102      676    27864 SH       SOLE                    27864
CORNING INC                    COM              219350105      971   127386 SH       SOLE                    87096             40290
EL PASO CORP.                  COM              28336L109     5380   122192 SH       SOLE                    88492             33700
ELAN CORP PLC ADR              COM              284131208     1261    90667 SH       SOLE                    62967             27700
EMERSON ELEC CO                COM              291011104      207     3600 SH       SOLE                     3600
EQUIFAX INC                    COM              294429105      648    21675 SH       SOLE                    21675
ETHYL CORP                     COM              297659104       15    13100 SH       SOLE                    13100
EXXON MOBIL CORP               COM              30231G102      232     5302 SH       SOLE                     5302
FEDERAL HOME LN MTG CORP       COM              313400301      409     6460 SH       SOLE                     6460
FIRST NATIONAL NEBRASKA INC    COM              335720108      285      108 SH       SOLE                      108
GLOBAL PAYMENTS, INC.          COM              37940X102     2173    59300 SH       SOLE                    34900             24400
GROUPE BRUXELLES LAMBERT SA    COM              7097328       3233    58145 SH       SOLE                    37695             20450
GUIDANT CORP                   COM              401698105      409     9434 SH       SOLE                     9434
HANOVER COMPRESSOR             COM              410768105      274    15210 SH       SOLE                    15010               200
HOUSTON EXPLORATION COMPANY    COM              442120101     3226   104055 SH       SOLE                    63405             40650
JOHNSON & JOHNSON              COM              478160104      260     4010 SH       SOLE                     4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2803   175875 SH       SOLE                   104275             71600
KIMBERLY CLARK CORP            COM              494368103      428     6624 SH       SOLE                     6624
LEVEL 3 COMMUNICATIONS         COM              52729N100      573   160940 SH       SOLE                   109840             51100
LIBERTY MEDIA CO               COM              530718105      737    58320 SH       SOLE                    48320             10000
LILLY ELI & CO                 COM              532457108      532     6981 SH       SOLE                     6981
LUCENT TECHNOLOGIES            COM              549463107      376    79392 SH       SOLE                    39392             40000
MARSH & MCLENNAN COS           COM              571748102      693     6150 SH       SOLE                     6150
MONY GROUP INC COM             COM              615337102     4135   102555 SH       SOLE                    68855             33700
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3967    92680 SH       SOLE                    67130             25550
NDC HEALTH                     COM              639480102     4025   110595 SH       SOLE                    80095             30500
NEWMONT MNG CORP               COM              651639106     2637    95225 SH       SOLE                    59290             35935
NISOURCE INC.                  COM              65473P105      397    17310 SH       SOLE                    17310
PALL CORP                      COM              696429307      986    48100 SH       SOLE                    48100
PERFORMANCE FOOD GROUP         COM              713755106     6121   187410 SH       SOLE                   137960             49450
PHARMACIA CORP                 COM              71713U102     4196    93085 SH       SOLE                    57385             35700
PLUM CREEK TIMBER              COM              729251108     3701   124555 SH       SOLE                    83555             41000
PUDGET SOUND ENERGY            COM              745332106      228    10970 SH       SOLE                    10970
RCN CORP.                      COM              749361101      370   262290 SH       SOLE                   181390             80900
REYNOLDS & REYNOLDS CO         COM              761695105      963    32100 SH       SOLE                    32100
ROYAL DUTCH PETE CO NY REG SH  COM              780257705      987    18175 SH       SOLE                    18175
SBC COMMUNICATIONS, INC        COM              78387G103      368     9821 SH       SOLE                     9821
SENSE TECHNOLOGIES INC         COM              816923106       24    10000 SH       SOLE                    10000
SHERWIN WILLIAMS CO            COM              824348106      373    13100 SH       SOLE                    13100
SPRINT CORP                    COM              852061100      192    12582 SH       SOLE                    12582
SPRINT CORP PCS COM SER 1      COM              852061506     1538   149488 SH       SOLE                   103113             46375
SUNGARD DATA SYSTEMS           COM              867363103     3708   112470 SH       SOLE                    86720             25750
SYSCO CORPORATION              COM              871829107      831    27860 SH       SOLE                    27860
TXU CORP                       COM              873168108      275     5041 SH       SOLE                     5041
TYCO INTERNATIONAL LTD         COM              902124106     4815   148993 SH       SOLE                   108121             40872
UNOCAL CORP                    COM              915289102      982    25210 SH       SOLE                    25210
VIACOM, INC. - CLASS B         COM              925524308     6279   129806 SH       SOLE                    91577             38229
VULCAN MATERIALS               COM              929160109     2170    45640 SH       SOLE                    39140              6500
WELLS FARGO CO                 COM              949746101      237     4800 SH       SOLE                     4800
WHIRLPOOL CORP                 COM              963320106      257     3400 SH       SOLE                     3400
WYETH                          COM              026609107     1129    17200 SH       SOLE                    16800               400
TOTAL  76                                                  126,041
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